Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Entity Registrant Name	Black Bird Biotech, Inc.
Entity Central Index Key	0001409999
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Amendment Description	NA
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-0521119
Entity Address Address Line 1	11961 Hilltop Road
Entity Address Address Line 2	Suite 22
Entity Address City Or Town	Argyle
Entity Address State Or Province	TX
Entity Address Postal Zip Code	76226
City Area Code	833
Local Phone Number	223-4204